SCHEDULE OF CONSIDERATION TO PURCHASE ISSUED AND OUTSTANDING EQUITY INTEREST (Details) $ in Thousands	Dec. 31, 2020 USD ($) shares
Business Acquisition [Line Items]
Cash consideration	$ 3,740
Total consideration	49,789
Sahara Petroleum Services Company [Member]
Business Acquisition [Line Items]
Cash consideration	16,958
Total consideration – cash	16,958
NESR ordinary share consideration	$ 12,013
[custom:BusinessAcquisitionOrdinaryShareConsiderationShares-0] | shares	2,237,000
Total consideration – equity	$ 12,013	[1]
[custom:BusinessAcquisitionOrdinaryShareConsiderationEquity-0] | shares	2,237,000
Cash Earn-Out	$ 5,301
Additional Earn-Out Shares	6,377	[2]
Total estimated earn-out mechanisms	11,678	[2]
Total consideration	$ 40,649
[custom:BusinessAcquisitionConsiderationShares-0] | shares	2,237,000

[1]	The fair value of NESR ordinary shares was determined based upon the $5.37 per share closing price of NESR ordinary shares on June 1, 2020, the acquisition date of the Business Combination. Control was transferred by agreement with the selling shareholders of SAPESCO.
[2]	The quantity of Additional Earn-Out Shares was negotiated in the fourth quarter of 2020 and finalized in the first quarter of 2021 when settled with the sellers for 145,039 shares. These shares were valued for accounting purposes at $9.93 per share, the closing price of NESR ordinary shares on December 31, 2020. A liability totaling $6.4 million was previously recorded in Other liabilities on the opening balance sheet pending the outcome of this contingency. As the Company is contractually obligated to settle this contingency in shares, we believe that presentation as a non-current liability best matches the contingency with the long-term nature of equity financing.